UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Courtney R. Taylor
American High-Income Trust
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American High-Income Trust®
Investment portfolio

June 30, 2012
unaudited

Bonds, notes & other debt instruments — 88.41%	Principal amount (000)	Value (000)

CORPORATE BONDS, NOTES & LOANS — 83.28%
CONSUMER DISCRETIONARY — 20.53%
MGM Resorts International 6.75% 2012	$40,128	$40,429
MGM Resorts International 6.75% 2013	45,790	47,106
MGM Resorts International 13.00% 2013	27,275	31,230
MGM Resorts International 5.875% 2014	70,090	72,193
MGM Resorts International 10.375% 2014	9,525	10,787
MGM Resorts International 6.625% 2015	22,975	23,779
MGM Resorts International 6.875% 2016	12,000	12,120
MGM Resorts International 7.50% 2016	31,400	32,656
MGM Resorts International 11.125% 2017	13,800	15,559
MGM Resorts International 9.00% 2020	12,225	13,631
MGM Resorts International 7.75% 2022	23,200	24,012
Charter Communications, Inc. 13.50% 2016	46,320	51,763
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	70,900	77,635
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	40,425	44,164
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	10,000	10,850
CCO Holdings LLC and CCO Holdings Capital Corp. 7.375% 2020	23,000	25,386
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	28,175	31,556
Univision Communications Inc., Term Loan B, 4.495% 20171,2,3	181,724	172,397
Univision Communications Inc. 8.50% 20214	40,275	40,778
Boyd Gaming Corp. 6.75% 2014	31,675	31,873
Boyd Gaming Corp. 7.125% 2016	34,465	33,776
Boyd Gaming Corp. 9.125% 2018	82,070	84,942
Boyd Gaming Corp. 9.00% 20204	48,350	48,713
EchoStar DBS Corp 7.75% 2015	5,000	5,575
EchoStar DBS Corp 7.125% 2016	7,000	7,717
DISH DBS Corp. 4.625% 20174	78,325	78,815
DISH DBS Corp 7.875% 2019	3,550	4,109
DISH DBS Corp 6.75% 2021	48,490	52,612
DISH DBS Corp. 5.875% 20224	36,490	37,037
Virgin Media Finance PLC, Series 1, 9.50% 2016	88,775	99,428
Virgin Media Secured Finance PLC 6.50% 2018	9,325	10,188
Virgin Media Finance PLC 8.375% 20194	57,435	64,830
Revel Entertainment, Term Loan B, 9.00% 20171,2,3	119,175	101,994
Revel Entertainment, Term Loan B, 9.00% 20171,2,3	7,260	6,213
Revel Entertainment 12.00% 20181,5,6	38,348	28,076
Michaels Stores, Inc., Term Loan B3, 5.00% 20161,2,3	17,346	17,365
Michaels Stores, Inc., Term Loan B2, 5.00% 20161,2,3	5,877	5,884
Michaels Stores, Inc. 11.375% 2016	11,000	11,743
Michaels Stores, Inc. 13.00% 2016	22,678	24,351
Michaels Stores, Inc. 7.75% 2018	70,750	74,995
Needle Merger Sub Corp. 8.125% 20194	126,855	126,855
Neiman Marcus Group, Inc. 10.375% 2015	27,825	28,938
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20181,2,3	94,245	93,368
Limited Brands, Inc. 5.25% 2014	703	742
Limited Brands, Inc. 8.50% 2019	9,934	11,722
Limited Brands, Inc. 7.00% 2020	17,513	19,527
Limited Brands, Inc. 6.625% 2021	60,934	66,875
Limited Brands, Inc. 5.625% 2022	22,500	23,287
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	67,753	69,955
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	26,450	29,161
Mediacom LLC and Mediacom Capital Corp. 7.25% 2022	19,300	19,734
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	82,450	90,283
Clear Channel Worldwide Holdings, Inc. 7.625% 20204	22,750	22,352
Nara Cable Funding Ltd. 8.875% 2018	€77,675	86,256
Nara Cable Funding Ltd. 8.875% 20184	$22,000	19,030
Warner Music Group 9.50% 20164	16,261	17,806
Warner Music Group 9.50% 2016	11,855	12,981
Warner Music Group 11.50% 2018	43,650	48,451
Warner Music Group 13.75% 2019	16,975	17,951
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	36,500	38,690
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 20164	20,000	21,200
CityCenter Holdings, LLC and CityCenter Finance Corp. 11.50% 20171,6	28,128	29,624
J.C. Penney Co., Inc. 5.75% 2018	55,541	50,612
J.C. Penney Co., Inc. 5.65% 2020	41,820	36,174
PETCO Animal Supplies, Inc. 9.25% 20184	69,280	76,035
Academy, Ltd., Term Loan B, 6.00% 20181,2,3	45,720	46,013
Academy, Ltd. 9.25% 20194	21,050	22,944
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20161,2,3	3,095	2,921
Toys “R” Us-Delaware, Inc. 7.375% 20164	12,180	12,119
Toys “R” Us Property Co. II, LLC 8.50% 2017	27,475	28,746
Toys “R” Us Property Co. I, LLC 10.75% 2017	1,725	1,893
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20181,2,3	14,776	13,467
Toys “R” Us, Inc. 7.375% 2018	7,900	6,458
Burger King Corp 0%/11.00% 20194,7	76,125	60,234
Bon-Ton Department Stores, Inc. 10.25% 2014	65,030	55,275
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.50% 20171,2,3	35,280	35,167
Burlington Coat Factory Warehouse Corp. 10.00% 2019	15,250	16,241
NCL Corp. Ltd. 11.75% 2016	18,925	21,811
NCL Corp. Ltd. 9.50% 2018	25,375	27,659
Cinemark USA, Inc. 8.625% 2019	36,250	40,328
Tousa, Inc. 9.00% 20108,9	22,486	13,559
Tousa, Inc. 9.00% 20108,9	7,325	4,417
Tousa, Inc. 9.25% 20111,4,8,9	36,325	21,904
Jaguar Land Rover PLC 7.75% 20184	18,960	19,624
Jaguar Land Rover PLC 8.125% 20214	18,725	19,427
Royal Caribbean Cruises Ltd. 6.875% 2013	4,000	4,242
Royal Caribbean Cruises Ltd. 11.875% 2015	27,725	33,686
Hanesbrands Inc., Series B, 4.113% 20141	27,262	27,330
Hanesbrands Inc. 6.375% 2020	9,000	9,517
AMC Entertainment Inc. 8.00% 2014	4,268	4,305
AMC Entertainment Inc. 8.75% 2019	14,525	15,651
AMC Entertainment Inc. 9.75% 2020	14,000	15,190
Local T.V. Finance LLC, Term Loan B, 2.25% 20131,2,3	1,283	1,277
Local T.V. Finance LLC 9.25% 20151,4,6	31,914	32,353
Tower Automotive Holdings 10.625% 20174	30,755	32,754
DineEquity, Inc. 9.50% 2018	29,275	32,203
Sally Holdings LLC and Sally Capital Inc. 6.875% 2019	21,625	23,625
Sally Holdings LLC and Sally Capital Inc. 5.75% 2022	7,250	7,622
Allison Transmission Holdings, Inc., Term Loan B, 2.75% 20141,2,3	30,503	30,198
Marina District Finance Co., Inc. 9.50% 2015	10,000	9,750
Marina District Finance Co., Inc. 9.875% 2018	21,000	19,898
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 20128	37,251	29,615
Mohegan Tribal Gaming Authority 10.50% 20164	19,175	16,874
Mohegan Tribal Gaming Authority 11.00% 20181,4,6	17,875	12,021
Gray Television, Inc. 10.50% 2015	9,175	9,588
Gray Television, Inc., Series D, 17.00% (undated)1,5,8,9	16,601	16,518
Jarden Corp. 8.00% 2016	23,250	25,459
UPC Germany GmbH 7.50% 2019	€7,250	9,588
UPC Germany GmbH 9.625% 2019	10,800	15,008
CSC Holdings, Inc. 8.50% 2014	$14,750	16,262
Cablevision Systems Corp. 7.75% 2018	3,000	3,210
CSC Holdings, Inc. 8.625% 2019	2,900	3,350
Cumulus Media Holdings Inc. 7.75% 2019	22,000	20,845
Seneca Gaming Corp. 8.25% 20184	17,650	18,180
Vidéotron Ltée 6.375% 2015	3,720	3,794
Quebecor Media Inc. 7.75% 2016	3,725	3,837
Vidéotron Ltée 5.00% 20224	9,200	9,384
Lamar Media Corp. 7.875% 2018	13,525	14,945
Lamar Media Corp. 5.875% 20224	1,500	1,545
Choice Hotels International Inc. 5.75% 2022	14,925	15,647
Education Management LLC and Education Management Finance Corp. 8.75% 2014	17,420	15,591
Carmike Cinemas, Inc. 7.375% 2019	14,325	14,898
National CineMedia, Inc. 6.00% 20224	13,550	13,855
KB Home 8.00% 2020	12,000	12,270
Dynacast International Ltd. 9.25% 20194	10,950	11,415
Chrysler Group LLC, Term Loan B, 6.00% 20171,2,3	10,632	10,725
Seminole Tribe of Florida 7.804% 20202,4	8,320	8,259
LBI Media, Inc. 8.50% 20174	32,885	6,988
Regal Cinemas Corp. 8.625% 2019	5,000	5,538
Fox Acquisition LLC 13.375% 20164	5,000	5,388
Tenneco Inc. 6.875% 2020	4,300	4,666
FCE Bank PLC 7.125% 2013	€3,550	4,639
Marks and Spencer Group PLC 7.125% 20374	$4,270	4,531
Grupo Televisa, SAB 6.625% 2040	2,500	3,074
Time Warner Cable Inc. 7.50% 2014	750	832
Cox Communications, Inc. 5.45% 2014	390	429
KAC Acquisition Corp. 8.00% 20262,4,6,9	256	—
		3,804,452

TELECOMMUNICATION SERVICES — 11.33%
Nextel Communications, Inc., Series E, 6.875% 2013	14,736	14,865
Nextel Communications, Inc., Series F, 5.95% 2014	117,065	117,797
Nextel Communications, Inc., Series D, 7.375% 2015	125,273	126,056
Sprint Nextel Corp. 6.00% 2016	20,000	19,250
Sprint Nextel Corp. 8.375% 2017	83,450	85,953
Sprint Nextel Corp. 9.125% 20174	49,000	51,572
Sprint Nextel Corp. 9.00% 20184	31,150	34,888
Sprint Nextel Corp. 11.50% 20214	53,130	59,373
Sprint Capital Corp. 8.75% 2032	4,800	4,392
Frontier Communications Corp. 7.875% 2015	23,550	26,023
Frontier Communications Corp. 8.25% 2017	119,625	129,195
Frontier Communications Corp. 8.125% 2018	17,151	18,309
Frontier Communications Corp. 8.50% 2020	72,760	77,489
Frontier Communications Corp. 9.25% 2021	55,510	59,951
Frontier Communications Corp. 8.75% 2022	26,632	28,097
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20154	133,930	122,546
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20154	126,330	115,592
Clearwire Communications and Clearwire Finance, Inc. 14.75% 20164	16,600	16,351
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	86,930	71,283
Cricket Communications, Inc. 10.00% 2015	52,570	54,410
Cricket Communications, Inc. 7.75% 2016	153,140	163,285
Cricket Communications, Inc. 7.75% 2020	13,000	12,480
Wind Acquisition SA 11.75% 20174	135,730	110,281
Wind Acquisition SA 7.25% 20184	37,080	32,630
Wind Acquisition SA 7.375% 2018	€21,915	23,989
Digicel Group Ltd. 12.00% 20144	$61,825	68,626
Digicel Group Ltd. 12.00% 2014	600	666
Digicel Group Ltd. 8.875% 20154	50,975	51,740
Digicel Group Ltd. 8.875% 2015	10,015	10,165
Digicel Group Ltd. 10.50% 20184	10,450	11,025
LightSquared, Term Loan B, 12.00% 20142,3,6,8	144,713	98,586
Vodafone Group PLC, Term Loan B, 6.875% 20152,3,6	60,050	60,951
Vodafone Group PLC, Term Loan B, 6.25% 20162,3,6,9	30,229	30,682
Trilogy International Partners, LLC, 10.25% 20164	90,290	74,038
Crown Castle International Corp. 9.00% 2015	29,475	32,275
Crown Castle International Corp. 7.75% 20174	11,150	12,140
Crown Castle International Corp. 7.125% 2019	1,000	1,077
Level 3 Financing, Inc. 8.75% 2017	5,850	6,113
Level 3 Communications, Inc. 8.125% 2019	14,400	14,850
Level 3 Communications, Inc. 11.875% 2019	15,850	17,633
América Móvil, SAB de CV 5.00% 2020	4,350	4,965
América Móvil, SAB de CV 8.46% 2036	MXN65,000	5,122
SBA Telecommunications, Inc. 8.00% 2016	$8,341	8,925
Sable International Finance Ltd. 8.75% 20204	5,200	5,590
Syniverse Holdings, Inc. 9.125% 2019	4,600	5,014
Intelsat Jackson Holding Co. 7.25% 20204	3,050	3,218
		2,099,458

FINANCIALS — 10.41%
Realogy Corp. 10.50% 2014	1,000	1,005
Realogy Corp., Term Loan B, 4.491% 20161,2,3	131,651	124,723
Realogy Corp., Letter of Credit, 4.77% 20161,2,3	11,105	10,521
Realogy Corp., Second Lien Term Loan A, 13.50% 20172,3	147,699	151,871
Realogy Corp. 7.875% 20194	145,435	142,890
Realogy Corp. 7.625% 20204	3,000	3,112
Realogy Corp. 9.00% 20204	86,235	89,253
CIT Group Inc., Series C, 4.75% 20154	152,100	156,283
CIT Group Inc., Series C, 7.00% 20164	15,750	15,809
CIT Group Inc. 5.00% 2017	96,625	99,584
CIT Group Inc., Series C, 7.00% 20174	1,401	1,406
CIT Group Inc., Series C, 5.50% 20194	30,550	31,466
International Lease Finance Corp. 5.00% 2012	3,525	3,560
International Lease Finance Corp., Series R, 6.375% 2013	1,000	1,025
International Lease Finance Corp. 4.875% 2015	126,930	127,655
International Lease Finance Corp. 8.625% 2015	13,430	14,891
International Lease Finance Corp. 5.75% 2016	9,000	9,142
Liberty Mutual Group Inc. 6.50% 20354	18,000	18,544
Liberty Mutual Group Inc., Series B, 7.00% 20671,4	11,185	10,011
Liberty Mutual Group Inc., Series A, 7.80% 20871,4	62,323	63,258
Springleaf Finance Corp., Series I, 5.40% 2015	13,513	11,317
Springleaf Finance Corp., Term Loan B, 5.50% 20171,2,3	49,290	46,553
Springleaf Finance Corp., Series J, 6.90% 2017	20,000	16,062
HBOS PLC 6.75% 20184	26,925	25,445
LBG Capital No.1 PLC, Series 2, 7.875% 20204	29,490	26,983
HBOS PLC 6.00% 20334	17,781	13,457
Host Marriott, LP, Series O, 6.375% 2015	10,725	10,913
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	14,050	14,471
Host Hotels & Resorts LP 9.00% 2017	3,850	4,283
Host Hotels & Resorts LP 5.875% 2019	16,100	17,468
Host Hotels & Resorts LP 6.00% 2020	4,000	4,360
Host Hotels & Resorts LP 6.00% 2021	7,000	7,718
MetLife Capital Trust IV, junior subordinated 7.875% 20671,4	14,950	16,669
MetLife Capital Trust X, junior subordinated 9.25% 20681,4	18,500	22,755
MetLife Inc., junior subordinated 10.75% 20691	7,000	9,818
iStar Financial Inc. 9.00% 20174	46,840	46,255
Developers Diversified Realty Corp. 5.50% 2015	2,470	2,607
Developers Diversified Realty Corp. 9.625% 2016	20,326	24,717
Developers Diversified Realty Corp. 7.50% 2017	9,940	11,420
Developers Diversified Realty Corp. 7.875% 2020	6,040	7,238
Royal Bank of Scotland Group PLC 5.05% 2015	3,581	3,578
Royal Bank of Scotland Group PLC 4.70% 2018	18,909	16,237
RBS Capital Trust II 6.425% noncumulative trust (undated)1	25,525	16,974
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)1,4	9,170	7,153
Ford Motor Credit Co. 8.70% 2014	2,000	2,282
Ford Motor Credit Co. 5.625% 2015	2,000	2,179
Ford Motor Credit Co. 7.00% 2015	6,000	6,683
Ford Motor Credit Co. 8.00% 2016	13,950	16,541
Ford Motor Credit Co. 4.25% 2017	6,000	6,299
Ford Motor Credit Co. 6.625% 2017	5,150	5,867
Hospitality Properties Trust 7.875% 2014	4,090	4,426
Hospitality Properties Trust 5.125% 2015	4,410	4,542
Hospitality Properties Trust 6.30% 2016	5,940	6,398
Hospitality Properties Trust 5.625% 2017	8,870	9,459
Hospitality Properties Trust 6.70% 2018	9,595	10,519
American Tower Corp. 7.00% 2017	21,825	25,400
American Tower Corp. 7.25% 2019	8,460	9,942
Prologis, Inc. 7.625% 2014	3,000	3,302
Prologis, Inc. 6.25% 2017	2,750	3,130
Prologis, Inc. 6.625% 2018	8,570	9,902
Prologis, Inc. 7.375% 2019	7,120	8,644
Prologis, Inc. 6.875% 2020	6,580	7,887
Synovus Financial Corp. 5.125% 2017	21,493	19,881
Synovus Financial Corp. 7.875% 2019	7,585	8,021
Genworth Financial, Inc. 7.625% 2021	14,935	14,143
Genworth Financial, Inc., junior subordinated 6.15% 20661	22,500	13,050
Catlin Insurance Ltd., junior subordinated 7.249% (undated)1,4	30,275	26,869
Regions Financial Corp. 7.75% 2014	14,709	15,922
Regions Financial Corp. 5.20% 2015	5,300	5,419
Regions Financial Corp. 5.75% 2015	3,763	3,961
Lazard Group LLC 7.125% 2015	22,000	24,043
Barclays Bank PLC 5.14% 2020	8,485	8,038
Barclays Bank PLC, junior subordinated 6.86% (undated)1,4	9,000	8,010
Unum Group 7.125% 2016	12,425	14,349
Unum Group 5.625% 2020	1,155	1,245
Korea Development Bank 4.00% 2016	1,000	1,069
Korea Development Bank 3.50% 2017	3,190	3,340
Korea Development Bank 3.875% 2017	9,360	9,979
AXA SA, junior subordinated 6.463% (undated)1,4	16,244	13,807
ACE Cash Express, Inc. 11.00% 20194	14,825	13,139
NASDAQ OMX Group, Inc. 5.25% 2018	12,250	13,074
Associated Banc-Corp 5.125% 2016	11,910	12,763
XL Capital Ltd., Series E, junior subordinated 6.50% (undated)1	12,470	10,194
BBVA Bancomer SA, junior subordinated 7.25% 20204	1,700	1,755
BBVA Bancomer SA 6.50% 20214	8,305	8,430
Zions Bancorporation 6.00% 2015	8,772	9,117
Rouse Co. 7.20% 2012	2,620	2,633
Rouse Co. 6.75% 20134	6,250	6,438
BNP Paribas, junior subordinated 7.195% (undated)1,4	10,000	8,650
HSBK (Europe) BV 7.25% 20214	8,545	8,536
Brandywine Operating Partnership, LP 7.50% 2015	7,000	7,779
QBE Capital Funding III LP 7.25% 20411,4	7,650	6,914
VEB Finance Ltd. 6.902% 20204	4,950	5,374
Banco de Crédito del Perú 5.375% 20204	5,000	5,213
The Export-Import Bank of Korea 4.375% 2021	2,900	3,089
Banco del Estado de Chile 4.125% 20204	2,500	2,638
Allstate Corp., Series B, junior subordinated 6.125% 20671	2,530	2,502
Banco Mercantil del Norte, SA, junior subordinated 6.862% 20211,4	2,000	2,090
Development Bank of Kazakhstan 5.50% 20154	1,475	1,543
Banco Votorantim SA 6.25% 201610	BRL6,965,440	1,096
		1,927,975

INDUSTRIALS — 9.56%
CEVA Group PLC 11.625% 20164	$25,205	26,402
CEVA Group PLC 8.375% 20174	19,825	19,329
CEVA Group PLC 11.50% 20184	43,382	39,911
CEVA Group PLC 12.75% 20204	122,000	111,325
Ply Gem Industries, Inc. 13.125% 2014	25,487	25,933
Ply Gem Industries, Inc. 8.25% 2018	147,025	144,820
Hawker Beechcraft Acquisition Co., LLC, Debtor in Possession Delayed Draw, 9.75% 20121,2,3	28,615	29,144
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.361% 20141,2,3	5,160	2,941
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 4.25% 20141,2,3	163,487	93,188
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.75% 20141,2,3	25,146	14,616
Hawker Beechcraft Acquisition Co., LLC 8.50% 20158	8,045	1,368
Hawker Beechcraft Acquisition Co., LLC 8.875% 20156,8	57,450	9,766
Hawker Beechcraft Acquisition Co., LLC 9.75% 20178	5,075	51
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	138,349	124,168
US Investigations Services, Inc., Term Loan B, 2.994% 20151,2,3	5,907	5,623
US Investigations Services, Inc., Term Loan D, 7.75% 20151,2,3	48,540	48,379
US Investigations Services, Inc. 10.50% 20154	48,330	44,222
US Investigations Services, Inc. 11.75% 20164	20,350	18,010
Nortek Inc. 10.00% 201811	47,735	50,360
Nortek Inc. 8.50% 202111	47,660	46,826
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.47% 20141,2,3	8,993	8,911
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.47% 20141,2,3	8,551	8,473
DAE Aviation Holdings, Inc. 11.25% 20154	75,434	78,074
Euramax International, Inc. 9.50% 2016	85,615	75,983
United Air Lines, Inc., Term Loan B, 2.25% 20141,2,3	29,102	28,223
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 20062,8,9	1,135	—
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20172	2,370	2,424
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20182	3,766	3,785
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20182	2,194	2,216
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	3,953	4,210
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20192	941	967
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	3,116	3,390
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20202	9,914	10,038
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20212,4	3,370	3,303
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20222	4,582	4,983
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	2,472	2,728
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20222	282	314
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20222	5,112	5,240
Esterline Technologies Corp. 6.625% 2017	21,562	22,398
Esterline Technologies Corp. 7.00% 2020	40,860	45,150
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	37,540	35,100
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	17,575	15,115
Navios Logistics Finance (US) Inc., 9.25% 2019	3,225	2,983
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	2,557	2,941
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	6,492	7,417
Nielsen Finance LLC, Term Loan 1L, 8.50% 20172,3	28,000	30,240
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	9,700	10,791
Ashtead Capital, Inc. 9.00% 20164	48,955	50,974
ARAMARK Corp. 3.966% 20151	5,375	5,362
ARAMARK Corp. 8.50% 2015	16,875	17,297
ARAMARK Corp. 8.625% 20161,4,6	23,800	24,425
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)1	44,200	46,869
United Rentals, Inc. 7.375% 20204	11,625	12,177
United Rentals, Inc. 7.625% 20224	31,725	33,311
RBS Global, Inc. and Rexnord LLC 8.50% 2018	39,800	43,382
TransDigm Inc. 7.75% 2018	36,445	40,181
Northwest Airlines, Inc., Term Loan B, 3.97% 20131,2,3	6,319	6,335
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20142	5,798	5,798
Delta Air Lines, Inc., Series 2010-B, Class 2-B, 6.75% 20172,4	7,650	7,765
Northwest Airlines, Inc., Term Loan A, 2.22% 20181,2,3	8,843	8,445
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20242	10,908	11,835
BE Aerospace, Inc. 5.25% 2022	38,660	39,916
JELD-WEN Escrow Corp. 12.25% 20174	28,750	32,488
Odebrecht Finance Ltd 5.125% 20224	15,350	15,239
Odebrecht Finance Ltd 6.00% 20234	4,800	5,080
Odebrecht Finance Ltd 7.125% 20424	7,375	7,375
H&E Equipment Services, Inc. 8.375% 2016	22,775	23,601
AMR Corp. 9.00% 20128	16,155	9,612
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20192	6,428	2,796
AMR Corp. 10.00% 20218	9,000	5,310
Baker Corp. 8.25% 20194	14,400	14,364
Florida East Coast Railway Corp. 8.125% 2017	9,450	9,922
CMA CGM 8.50% 20174	12,800	7,104
Mcron Finance 8.375% 20194	7,050	7,015
Sequa Corp., Term Loan B, 3.72% 20141,2,3	6,469	6,351
		1,772,108

HEALTH CARE — 7.35%
Kinetic Concepts, Inc. 10.50% 20184	94,405	99,597
Kinetic Concepts, Inc. 12.50% 20194	61,750	56,501
VWR Funding, Inc., Series B, 10.25% 20156	138,533	143,382
PTS Acquisition Corp. 9.50% 20156	119,206	122,633
PTS Acquisition Corp. 9.75% 2017	€16,085	20,559
Quintiles, Term Loan B, 5.00% 20181,2,3	$114,540	113,609
Tenet Healthcare Corp. 7.375% 2013	51,295	52,834
Tenet Healthcare Corp. 9.25% 2015	49,435	55,244
inVentiv Health Inc. 10.00% 20184	67,540	58,422
inVentiv Health Inc. 10.00% 20184	39,135	33,656
HCA Inc. 6.375% 2015	25,880	27,627
HCA Inc., Term Loan B2, 3.711% 20171,2,3	7,015	6,833
HCA Inc. 6.50% 2020	5,000	5,431
HCA Inc. 7.875% 2020	5,050	5,631
HCA Holdings, Inc. 7.75% 2021	8,750	9,428
HCA Inc. 7.50% 2022	25,300	27,640
Patheon Inc. 8.625% 20174	63,911	62,633
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	34,675	37,839
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	17,885	19,584
Alkermes, Inc., Term Loan B, 6.75% 20171,2,3	35,843	36,067
Alkermes, Inc., Term Loan B, 9.50% 20181,2,3	19,930	20,379
Symbion Inc. 8.00% 2016	50,675	50,675
Bausch & Lomb Inc. 9.875% 2015	47,825	50,216
Surgical Care Affiliates, Inc. 8.875% 20151,4,6	28,684	29,114
Surgical Care Affiliates, Inc. 10.00% 20174	19,430	19,576
Merge Healthcare Inc 11.75% 2015	41,500	43,056
Multiplan Inc. 9.875% 20184	30,450	33,495
Rotech Healthcare Inc. 10.50% 2018	61,845	31,541
Grifols Inc. 8.25% 2018	25,375	27,342
Centene Corp. 5.75% 2017	26,935	27,204
Boston Scientific Corp. 6.00% 2020	12,086	14,445
Accellent Inc. 8.375% 2017	7,500	7,631
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	1,960	2,141
Endo Pharmaceuticals Holdings Inc. 7.00% 2020	3,500	3,811
DJO Finance LLC 7.75% 2018	3,900	3,237
Health Management Associates, Inc. 6.125% 2016	3,000	3,195
		1,362,208

INFORMATION TECHNOLOGY — 6.79%
First Data Corp. 9.875% 2015	16,639	16,847
First Data Corp. 9.875% 2015	4,794	4,878
First Data Corp. 10.55% 20156	26,774	27,511
First Data Corp. 11.25% 2016	150,340	142,447
First Data Corp., Term Loan D, 5.245% 20171,2,3	73,036	69,795
First Data Corp. 7.375% 20194	5,000	5,125
First Data Corp. 8.25% 20214	53,071	53,336
First Data Corp. 12.625% 2021	132,176	133,002
First Data Corp. 8.75% 20221,4,6	83,575	84,620
SRA International, Inc., Term Loan B, 6.50% 20181,2,3	89,230	86,693
SRA International, Inc. 11.00% 2019	75,535	76,290
NXP BV and NXP Funding LLC 3.217% 20131	337	337
NXP BV and NXP Funding LLC 3.507% 20131,2	€1,418	1,785
NXP BV and NXP Funding LLC 10.00% 20135	$77,049	84,569
NXP BV and NXP Funding LLC 9.75% 20184	51,650	59,139
Freescale Semiconductor, Inc., Term Loan, 4.489% 20161,2,3	11,235	10,667
Freescale Semiconductor, Inc. 10.125% 2016	13,471	14,246
Freescale Semiconductor, Inc. 9.25% 20184	33,725	36,254
Freescale Semiconductor, Inc. 10.125% 20184	31,616	34,699
Freescale Semiconductor, Inc., Term Loan B, 6.00% 20191,2,3	45,885	45,303
Freescale Semiconductor, Inc. 8.05% 2020	3,000	2,978
Blackboard Inc., Term Loan B, 7.50% 20181,2,3	93,483	90,912
SunGard Data Systems Inc. 7.375% 2018	17,700	19,072
SunGard Data Systems Inc. 7.625% 2020	23,484	25,128
Hughes Satellite Systems Corp. 6.50% 2019	8,900	9,501
Hughes Satellite Systems Corp. 7.625% 2021	23,850	26,056
Serena Software, Inc. 10.375% 2016	24,540	25,215
Lawson Software, Inc. 9.375% 20194	21,950	23,541
Jabil Circuit, Inc. 8.25% 2018	11,915	14,030
Jabil Circuit, Inc. 5.625% 2020	6,000	6,375
Advanced Micro Devices, Inc. 8.125% 2017	11,050	12,044
Advanced Micro Devices, Inc. 7.75% 2020	3,750	4,144
Ceridian Corp. 11.25% 2015	12,650	12,207
		1,258,746

MATERIALS — 6.18%
Reynolds Group 8.75% 20164	38,240	40,439
Reynolds Group 9.25% 20184	14,155	13,943
Reynolds Group 7.125% 20194	5,700	5,999
Reynolds Group 7.875% 20194	32,260	35,083
Reynolds Group 9.00% 20194	15,870	15,910
Reynolds Group 9.875% 20194	72,970	75,798
Reynolds Group 9.875% 20194	48,190	50,057
Inmet Mining Corp. 8.75% 20204	104,955	104,430
Georgia Gulf Corp. 9.00% 20174,11	92,490	103,589
ArcelorMittal 4.50% 2017	27,000	26,626
ArcelorMittal 5.50% 2021	21,242	20,153
ArcelorMittal 6.25% 2022	24,575	24,129
ArcelorMittal 6.75% 2041	23,320	21,857
Ball Corp. 7.125% 2016	15,285	16,718
Ball Corp. 6.75% 2020	2,555	2,823
Ball Corp. 5.75% 2021	16,830	18,176
Ball Corp. 5.00% 2022	44,740	46,586
FMG Resources 7.00% 20154	38,475	39,437
FMG Resources 6.375% 20164	3,000	3,053
FMG Resources 6.00% 20174	30,000	30,225
FMG Resources 6.875% 20184	3,000	3,041
JMC Steel Group Inc. 8.25% 20184	69,405	69,232
MacDermid 9.50% 20174	47,046	49,398
Consolidated Minerals Ltd. 8.875% 20164	56,985	43,878
Taminco Global Chemical Corp. 9.75% 20204	42,150	43,520
Smurfit Kappa Acquisition 7.75% 2019	€11,610	15,831
Smurfit Capital Funding PLC 7.50% 2025	$25,515	25,643
Newpage Corp. 11.375% 20148	56,550	37,040
Packaging Dynamics Corp. 8.75% 20164	25,345	26,739
CEMEX Finance LLC 9.50% 20164	10,400	10,192
CEMEX Finance LLC 9.50% 2016	6,850	6,713
CEMEX SA 9.25% 20204	7,635	6,499
Graphic Packaging International, Inc. 9.50% 2017	11,715	12,945
Graphic Packaging International, Inc. 7.875% 2018	8,965	9,906
OMNOVA Solutions Inc. 7.875% 2018	22,545	22,714
International Paper Co. 7.95% 2018	17,575	22,185
Ardagh Packaging Finance 7.375% 20174	4,990	5,327
Ardagh Packaging Finance 11.125% 20181,4,6	13,160	12,175
Mirabela Nickel Ltd. 8.75% 20184	22,650	15,629
Mongolian Mining Corp. 8.875% 20174	8,700	8,819
Braskem Finance Ltd. 5.75% 20214	2,100	2,168
		1,144,625

ENERGY — 5.66%
Laredo Petroleum, Inc. 9.50% 2019	81,950	91,784
Laredo Petroleum, Inc. 7.375% 20224	16,275	16,967
Arch Coal, Inc. 8.75% 2016	7,560	7,258
Arch Coal, Inc. 7.00% 2019	46,207	39,276
Arch Coal, Inc. 7.25% 2020	2,500	2,125
Arch Coal, Inc. 7.25% 2021	58,950	49,665
Transocean Inc. 5.05% 2016	11,400	12,382
Transocean Inc. 6.375% 2021	65,555	75,170
Transocean Inc. 7.35% 2041	5,960	7,244
Peabody Energy Corp. 6.00% 20184	52,450	52,450
Peabody Energy Corp. 6.25% 20214	32,475	32,313
Petrobras International 5.75% 2020	20,410	22,442
Petrobras International 5.375% 2021	44,730	48,466
Petrobras International 6.875% 2040	4,130	4,960
Petrobras International Finance Co. 6.75% 2041	2,025	2,388
Alpha Natural Resources, Inc. 6.00% 2019	40,250	34,514
Alpha Natural Resources, Inc. 6.25% 2021	50,375	42,819
CONSOL Energy Inc. 8.00% 2017	35,895	37,421
CONSOL Energy Inc. 8.25% 2020	23,125	24,397
NGPL PipeCo LLC 7.119% 20174	5,950	5,980
NGPL PipeCo LLC 9.625% 20194	43,925	47,219
Energy Transfer Partners, LP 7.50% 2020	40,125	44,238
Reliance Holdings Ltd. 4.50% 2020	7,000	6,594
Reliance Holdings Ltd. 5.40% 20224	32,075	32,156
Reliance Holdings Ltd. 6.25% 20404	5,000	4,705
Dolphin Energy Ltd. 5.50% 20214	35,500	39,717
Petroplus Finance Ltd. 6.75% 20144,8	100,292	12,536
Petroplus Finance Ltd. 7.00% 20174,8	126,097	15,762
Petroplus Finance Ltd. 9.375% 20194,8	80,460	10,058
Gazprom OJSC 5.092% 20154	2,340	2,475
Gazprom OJSC 5.999% 20214	9,900	10,662
Gazprom OJSC, Series 9, 6.51% 2022	12,175	13,560
Gazprom OJSC 7.288% 20374	1,800	2,052
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	19,195	20,879
Teekay Corp. 8.50% 2020	19,135	19,518
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20182,4	18,035	18,486
Pemex Project Funding Master Trust 5.75% 2018	5,850	6,640
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	6,500	7,767
Pemex Project Funding Master Trust 6.50% 20414	2,245	2,632
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20212,4	15,259	16,060
Denbury Resources Inc. 9.75% 2016	7,400	8,168
Denbury Resources Inc. 8.25% 2020	6,088	6,697
Overseas Shipholding Group, Inc. 8.125% 2018	20,725	14,145
TransCanada PipeLines Ltd., junior subordinated 6.35% 20671	13,295	13,710
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	11,000	11,605
Continental Resources Inc. 8.25% 2019	1,800	2,020
Continental Resources Inc. 7.375% 2020	700	784
Continental Resources Inc. 7.125% 2021	5,000	5,600
Concho Resources Inc. 8.625% 2017	3,300	3,655
Concho Resources Inc. 7.00% 2021	4,400	4,730
Enterprise Products Operating LLC 7.00% 20671	6,180	6,210
Forest Oil Corp. 8.50% 2014	1,500	1,567
Forest Oil Corp. 7.25% 2019	4,000	3,690
Afren PLC 10.25% 20194	5,000	5,175
Ras Laffan Liquefied Natural Gas II 5.298% 20202,4	2,687	2,956
Ras Laffan Liquefied Natural Gas II 5.298% 20202	1,848	2,032
Enbridge Energy Partners, LP, junior subordinated 8.05% 20771	3,500	3,797
Transportadora de Gas Internacional 5.70% 20224	3,600	3,753
PTT Exploration & Production Ltd 6.35% 20424	3,100	3,277
Phillips 66 5.875% 20424	925	1,001
		1,048,309

CONSUMER STAPLES — 2.92%
Rite Aid Corp. 9.75% 2016	22,200	24,586
Rite Aid Corp. 10.375% 2016	15,250	16,213
Rite Aid Corp. 10.25% 2019	21,345	24,120
Rite Aid Corp. 8.00% 2020	34,650	39,414
Albertson’s, Inc. 7.25% 2013	3,300	3,420
SUPERVALU INC. 7.50% 2014	7,650	7,784
SUPERVALU INC. 8.00% 2016	48,740	49,593
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	51,959	55,466
C&S Group Enterprises LLC 8.375% 20174	48,403	50,944
Stater Bros. Holdings Inc. 7.75% 2015	26,230	26,886
Stater Bros. Holdings Inc. 7.375% 2018	20,275	22,074
Constellation Brands, Inc. 8.375% 2014	4,650	5,301
Constellation Brands, Inc. 7.25% 2017	6,500	7,467
Constellation Brands, Inc. 6.00% 2022	20,575	22,170
Ingles Markets, Inc. 8.875% 2017	29,725	32,512
Del Monte Corp. 7.625% 2019	27,675	28,056
Smithfield Foods, Inc., Series B, 7.75% 2013	2,776	2,901
Smithfield Foods, Inc. 10.00% 2014	12,799	14,671
Smithfield Foods, Inc. 7.75% 2017	9,350	10,390
BFF International Ltd. 7.25% 20204	23,950	27,243
Cott Beverages Inc. 8.375% 2017	8,700	9,505
Cott Beverages Inc. 8.125% 2018	13,325	14,607
Spectrum Brands Inc. 9.50% 2018	12,175	13,819
Pilgrim’s Pride Corp. 7.875% 2018	10,000	10,187
Post Holdings, Inc. 7.375% 20224	7,500	7,931
CEDC Finance Corp. 9.125% 20164	11,500	7,331
TreeHouse Foods, Inc. 7.75% 2018	5,600	6,083
		540,674

UTILITIES — 2.55%
TXU, Term Loan, 3.741% 20141,2,3	9,397	5,920
TXU, Term Loan, 4.741% 20171,2,3	134,658	80,872
Texas Competitive Electric Holdings Co. LLC, 11.50% 20204	65,845	45,268
Intergen Power 9.00% 20174	71,950	70,871
AES Corp. 7.75% 2015	5,575	6,286
AES Corp. 8.00% 2017	34,000	38,845
AES Corp. 8.00% 2020	16,300	18,786
AES Corp. 7.375% 20214	5,775	6,454
Edison Mission Energy 7.50% 2013	8,000	4,920
Midwest Generation, LLC, Series B, 8.56% 20162	27,207	26,119
Edison Mission Energy 7.00% 2017	3,095	1,749
Edison Mission Energy 7.20% 2019	19,200	10,800
Edison Mission Energy 7.625% 2027	14,205	7,813
NRG Energy, Inc. 7.375% 2017	42,835	44,655
NRG Energy, Inc. 8.25% 2020	6,000	6,240
CMS Energy Corp. 8.75% 2019	21,125	26,179
CMS Energy Corp. 5.05% 2022	5,750	5,997
NV Energy, Inc 6.25% 2020	26,150	29,342
Entergy Corp. 4.70% 2017	21,100	22,164
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20174	2,000	2,290
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20214	4,125	4,584
Enersis SA 7.375% 2014	5,000	5,376
		471,530

Total corporate bonds, notes & loans		15,430,085

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 4.24%
United Mexican States Government, Series M10, 8.00% 2015	MXN70,000	5,781
United Mexican States Government Global, Series A, 5.625% 2017	$3,000	3,506
United Mexican States Government, Series M10, 7.75% 2017	MXN120,000	10,217
United Mexican States Government 4.00% 201910	23,672	2,098
United Mexican States Government, Series M, 6.50% 2021	435,000	35,432
United Mexican States Government Global, Series A, 3.625% 2022	$15,700	16,705
United Mexican States Government, Series M20, 10.00% 2024	MXN45,000	4,735
United Mexican States Government Global, Series A, 6.75% 2034	$6,105	8,364
United Mexican States Government, Series M30, 10.00% 2036	MXN39,500	4,122
United Mexican States Government 4.00% 204010	96,107	8,562
Brazil (Federal Republic of) Global 12.50% 2016	BRL13,350	8,117
Brazil (Federal Republic of) 10.00% 2017	35,620	18,202
Brazil (Federal Republic of) 6.00% 201710	25,741	13,980
Brazil (Federal Republic of) Global 8.00% 20182	$2,727	3,183
Brazil (Federal Republic of) Global 4.875% 2021	3,100	3,601
Brazil (Federal Republic of) Global 8.50% 2024	BRL22,000	11,994
Brazil (Federal Republic of) Global 10.25% 2028	15,000	9,317
Brazil (Federal Republic of) Global 7.125% 2037	$2,500	3,619
Brazil (Federal Republic of) 6.00% 204510	BRL21,469	13,078
Turkey (Republic of) 4.00% 201510	TRY25,286	14,643
Turkey (Republic of) 10.00% 2015	15,100	8,675
Turkey (Republic of) 9.00% 2016	4,100	2,307
Turkey (Republic of) 7.50% 2017	$9,700	11,337
Turkey (Republic of) 6.75% 2018	12,200	13,969
Turkey (Republic of) 10.50% 2020	TRY3,750	2,284
Turkey (Republic of) 5.625% 2021	$13,450	14,745
Turkey (Republic of) 6.875% 2036	3,200	3,769
Turkey (Republic of) 6.75% 2040	2,500	2,922
Russian Federation 7.85% 2018	RUB515,000	16,800
Russian Federation 7.85% 2018	115,000	3,752
Russian Federation 5.00% 2020	$14,300	15,587
Russian Federation 12.75% 2028	2,000	3,600
Russian Federation 7.50% 20302	14,978	18,020
Bahrain Government 5.50% 2020	47,513	47,572
Bahrain Government 5.50% 20204	2,087	2,090
Colombia (Republic of) Global 8.25% 2014	4,000	4,700
Colombia (Republic of) Global 12.00% 2015	COP19,150,000	13,358
Colombia (Republic of) Global 7.375% 2019	$5,700	7,481
Colombia (Republic of) Global 11.75% 2020	1,936	3,107
Colombia (Republic of) Global 7.75% 2021	COP 1,780,000	1,246
Colombia (Republic of) Global 9.85% 2027	12,085,000	10,286
Colombia (Republic of) Global 10.375% 2033	$823	1,465
Colombia (Republic of) Global 7.375% 2037	4,139	6,144
Polish Government, Series 0414, 5.75% 2014	PLN51,554	15,789
Polish Government, Series 1017, 5.25% 2017	2,050	629
Polish Government 6.375% 2019	$3,535	4,177
Polish Government 5.125% 2021	14,225	15,761
Polish Government 5.00% 2022	8,000	8,772
Indonesia (Republic of) 10.375% 2014	1,800	2,061
Indonesia (Republic of) 6.875% 20174	1,000	1,168
Indonesia (Republic of) 6.875% 20184	9,425	11,180
Indonesia (Republic of) 6.875% 2018	8,000	9,490
Indonesia (Republic of) 4.875% 2021	5,600	6,125
Indonesia (Republic of) 6.625% 20374	2,500	3,100
Venezuela (Republic of) 10.75% 2013	6,000	6,210
Venezuela (Republic of) 8.50% 2014	1,250	1,244
Venezuela (Republic of) 5.75% 2016	3,000	2,595
Venezuela (Republic of) 7.65% 2025	8,455	5,876
Venezuela (Republic of) 9.25% 2027	13,595	11,080
Venezuela (Republic of) 9.25% 2028	6,490	4,965
Latvia (Republic of) 5.25% 20174	24,300	25,150
Latvia (Republic of) 5.25% 2021	6,450	6,513
Uruguay (Republic of) 5.00% 201810	UYU190,753	9,951
Uruguay (Republic of) 4.25% 20272,10	177,822	9,055
Uruguay (Republic of) 4.375% 202810	109,200	5,543
Chilean Government 5.50% 2020	CLP1,790,000	3,829
Chilean Government 6.00% 2020	1,565,000	3,270
Chilean Government 3.25% 2021	$8,325	8,866
Chilean Government 6.00% 2021	CLP2,550,000	5,355
Lithuania (Republic of) 6.625% 20224	$17,125	19,672
Panama (Republic of) Global 7.125% 2026	585	793
Panama (Republic of) Global 8.875% 2027	6,500	10,124
Panama (Republic of) Global 6.70% 20362	6,440	8,726
Croatian Government 6.25% 20174	11,850	11,835
Croatian Government 6.75% 20194	4,510	4,533
Croatian Government 6.375% 20214	2,810	2,755
Hungary (Republic of) 4.75% 2015	3,500	3,377
Hungarian Government, Series 17/B, 6.75% 2017	HUF1,012,000	4,336
Hungarian Government 6.25% 2020	$5,800	5,681
Hungarian Government 6.375% 2021	700	685
Hungarian Government 7.625% 2041	4,500	4,421
South Africa (Republic of) 5.50% 2020	3,200	3,704
South Africa (Republic of), Series R-214, 6.50% 2041	ZAR107,000	10,175
Iraq (Republic of) 5.80% 20282	$16,850	13,859
South Korean Government 5.00% 2014	KRW11,325,000	10,247
South Korean Government 5.50% 2017	2,800,000	2,683
Philippines (Republic of) 4.95% 2021	PHP139,000	3,445
Philippines (Republic of) 6.25% 2036	374,000	9,459
Dominican Republic 7.50% 20212,4	$10,000	10,725
Dominican Republic 7.50% 20212	450	483
Argentina (Republic of) 0.098% 20121,2	16,240	2,002
Argentina (Republic of) GDP-Linked 2035	56,982	5,841
Peru (Republic of) 7.125% 2019	5,545	7,202
Corporacion Andina de Fomento 4.375% 2022	6,815	7,001
Romanian Government 6.75% 20224	5,400	5,650
Province of Buenos Aires 10.875% 20212,4	6,500	3,607
State of Qatar 5.25% 2020	3,000	3,474
Sri Lanka (Republic of) 6.25% 20214	3,300	3,336
Gabonese Republic 8.20% 2017	2,800	3,262
		785,319

U.S. TREASURY BONDS & NOTES — 0.61%
U.S. Treasury 1.375% 2012	10,000	10,026
U.S. Treasury 1.375% 2013	21,500	21,658
U.S. Treasury 1.875% 2014	58,000	59,493
U.S. Treasury 3.25% 2016	20,000	22,072
		113,249

MORTGAGE-BACKED OBLIGATIONS2 — 0.21%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20374	10,725	11,355
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20374	27,010	27,531
		38,886

MUNICIPALS — 0.07%
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds
(ACR Energy Partners, LLC Project), Series 2011-B, 12.00% 20304	12,385	13,400

Total bonds, notes & other debt instruments (cost: $16,301,615,000)		16,380,939

	Shares or
Convertible securities — 0.74%	principal amount

INFORMATION TECHNOLOGY — 0.47%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$46,000,000	47,725
Liberty Media Corp. 3.50% convertible notes 2031	$48,500,000	21,343
Suntech Power Holdings Co., Ltd. 3.00% convertible notes 2013	$25,000,000	17,063
		86,131

TELECOMMUNICATION SERVICES — 0.09%
Leap Wireless International, Inc. 4.50% convertible notes 2014	$12,500,000	11,922
Clearwire Corp. 8.25% convertible notes 20404	$7,722,000	4,884
		16,806

CONSUMER DISCRETIONARY — 0.09%
Cooper-Standard Holdings Inc. 7.00% convertible preferred4,9,11	99,687	16,446

ENERGY — 0.06%
Apache Corp., Series D, 6.00% convertible preferred 2013	230,000	11,555

UTILITIES — 0.03%
PPL Corp. 9.50% convertible preferred 2013, units	121,677	6,437

Total convertible securities (cost: $132,564,000)		137,375

Preferred securities — 0.69%	Shares

FINANCIALS — 0.69%
Ally Financial Inc., Series G, 7.00%4	34,250	30,516
Ally Financial Inc., Series 2, 8.125% preferred	650,000	15,654
U.S. Bancorp, Series G, noncumulative convertible preferred	1,040,000	28,475
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	500,000	13,110
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities4	450,000	12,417
First Republic Bank, Series A, noncumulative convertible preferred	400,000	10,562
Citigroup Inc. 6.95% preferred	228,000	5,686
Citigroup Inc. 7.875% preferred	150,150	4,128
HSBC Holdings PLC, Series 2, 8.00%	300,000	8,173

Total preferred securities (cost: $117,542,000)		128,721

Common stocks — 1.42%

INDUSTRIALS — 0.36%
Nortek, Inc.11,12	793,646	39,714
Delta Air Lines, Inc.12	2,373,769	25,993
United Continental Holdings, Inc.12	22,981	559
Atrium Corp.5,9,12	10,987	441
ACF Industries Holding Corp.9,12	4,746	—
		66,707

CONSUMER DISCRETIONARY — 0.35%
Cooper-Standard Holdings Inc.11,12	1,238,538	45,826
American Media, Inc.5,9,11,12	1,122,345	11,313
Ford Motor Co.	810,210	7,770
Adelphia Recovery Trust, Series Arahova9,12	1,773,964	36
Adelphia Recovery Trust, Series ACC-112	10,643,283	16
Five Star Travel Corp.5,9,12	83,780	23
		64,984

FINANCIALS — 0.35%
American Tower Corp.	538,967	37,679
Citigroup Inc.	698,169	19,137
CIT Group Inc.12	124,904	4,452
Bank of America Corp.	390,000	3,190
		64,458

MATERIALS — 0.24%
Georgia Gulf Corp.11	1,723,408	44,240

TELECOMMUNICATION SERVICES — 0.12%
Frontier Communications Corp., Class B	6,000,000	22,980

ENERGY — 0.00%
General Maritime Corp.5,9,12	12,599	464
Petroplus Holdings AG9,12	3,360,000	—
		464

INFORMATION TECHNOLOGY — 0.00%
Remark Media, Inc.5,9,12	25,710	62

Total common stocks (cost: $254,810,000)		263,895

Warrants — 0.04%

CONSUMER DISCRETIONARY — 0.04%
Revel Holdings, Inc., warrants, expire 20215,9,12	16,916	4,229
Cooper-Standard Holdings Inc., warrants, expire 20179,11,12	196,935	2,903
Charter Communications, Inc., warrants, expire 201412	13,390	290
		7,422

ENERGY — 0.00%
General Maritime Corp., warrants, expire 20175,9,12	19,483	162

Total warrants (cost: $7,329,000)		7,584

	Principal amount
Short-term securities — 6.98%	(000)

Fannie Mae 0.07%–0.19% due 7/16/2012–1/8/2013	$375,675	375,478
Freddie Mac 0.07%–0.155% due 7/10–10/15/2012	122,450	122,428
U.S. Treasury Bills 0.061%–0.125% due 7/12–11/15/2012	93,700	93,680
Wal-Mart Stores, Inc. 0.12%–0.13% due 7/27–7/30/20124	90,900	90,891
Federal Home Loan Bank 0.11%–0.19% due 7/20–10/16/2012	63,600	63,589
U.S. Bank, N.A. 0.14% due 7/2/2012	59,900	59,899
PepsiCo Inc. 0.12%–0.13% due 7/9–9/13/20124	56,506	56,492
Variable Funding Capital Company LLC 0.16%–0.19% due 7/16–7/24/20124	55,500	55,494
Private Export Funding Corp. 0.17%–0.21% due 7/18–8/6/20124	55,000	54,989
Abbott Laboratories 0.14%–0.17% due 8/7–9/17/20124	53,500	53,486
Coca-Cola Co. 0.19% due 9/24–9/25/20124	50,000	49,980
Merck & Co. Inc. 0.13% due 8/24/20124	45,800	45,791
Procter & Gamble Co. 0.15% due 7/16–9/10/20124	45,000	44,994
National Rural Utilities Cooperative Finance Corp. 0.14% due 7/18/2012	35,000	34,998
Paccar Financial Corp. 0.12%–0.13% due 7/26/2012	25,200	25,198
Colgate-Palmolive Co. 0.11% due 7/9/20124	20,000	19,999
Johnson & Johnson 0.10% due 7/2/20124	16,000	16,000
Chariot Funding, LLC 0.16% due 7/9/20124	15,450	15,450
Becton, Dickinson and Co. 0.11% due 7/30/2012	13,650	13,649

Total short-term securities (cost: $1,292,488,000)		1,292,485

Total investment securities (cost: $18,106,348,000)		$18,210,999
Other assets less liabilities		318,474

Net assets		$18,529,473

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior
12-month period.

					Unrealized
					(depreciation)
			Contract amount		appreciation at
			Receive	Deliver	6/30/2012
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Brazilian reais	7/11/2012	Citibank	$11,700	BRL24,000	$(220)
Brazilian reais	7/31/2012	JPMorgan Chase	$19,131	BRL40,000	(645)
Euros	7/9/2012	HSBC Bank	$2,301	€1,850	(41)
Euros	7/16/2012	HSBC Bank	$10,614	€8,500	(144)
Euros	7/18/2012	JPMorgan Chase	$42,843	€34,000	(191)
Euros	7/23/2012	JPMorgan Chase	$20,316	€16,000	64
Euros	7/25/2012	Bank of New York Mellon	$5,025	€4,000	(38)
Euros	8/2/2012	Citibank	$54,659	€44,000	(1,015)
New Turkish liras	7/16/2012	JPMorgan Chase	$13,803	TRY25,600	(191)
Polish zloty	7/11/2012	JPMorgan Chase	$12,950	PLN44,000	(237)
					$(2,658)

1Coupon rate may change periodically.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

3Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,918,795,000, which represented 10.36% of the net assets of the fund.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,882,703,000, which represented 31.75% of the net assets of the fund.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$71,476	$84,569	.46%
Revel Entertainment 12.00% 2018	2/15/2011–3/15/2012	36,912	28,076	.15
Revel Holdings, Inc., warrants, expire 2021	2/15/2011	—	4,229	.03
Gray Television, Inc., Series D, 17.00% (undated)	6/26/2008	15,730	16,518	.09
American Media, Inc.	11/17/2010	18,803	11,313	.06
General Maritime Corp.	11/6/2009	13,794	464	.00
General Maritime Corp., warrants, expire 2017	11/6/2009	4,928	162	.00
Atrium Corp.	4/30/2010	990	441	.00
Remark Media, Inc.	12/17/2007	791	62	.00
Five Star Travel Corp.	12/17/2007	21	23	.00
Total restricted securities		$163,445	$145,857	.79%

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7Step bond; coupon rate will increase at a later date.
8Scheduled interest and/or principal payment was not received.
9Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $123,159,000, which represented .66% of the net assets of the fund.
10Index-linked bond whose principal amount moves with a government price index.
11The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
12Security did not produce income during the last 12 months.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended June 30, 2012, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 6/30/2012 (000)

Georgia Gulf Corp. 9.00% 2017	$92,490,000	$—	$—	$92,490,000	$6,234	$103,589
Georgia Gulf Corp.	2,198,408	1,222,333	1,697,333	1,723,408	138	44,240
Georgia Gulf Corp. 10.75% 2016	$5,388,000	$—	$5,388,000	$—	33	—
Nortek Inc. 10.00% 2018	$50,485,000	$53,485,000	$56,235,000	$47,735,000	3,642	50,360
Nortek Inc. 8.50% 2021	$51,015,000	$67,785,000	$71,140,000	$47,660,000	3,085	46,826
Nortek, Inc.	793,646	—	—	793,646	—	39,714
Cooper-Standard Holdings Inc.	1,224,685	13,853	—	1,238,538	—	45,826
Cooper-Standard Holdings Inc. 7.00%
convertible preferred	99,687	—	—	99,687	523	16,446
Cooper-Standard Holdings Inc., warrants,
expire 2017	195,965	970	—	196,935	—	2,903
American Media, Inc.	1,122,345	—	—	1,122,345	—	11,313
					$13,655	$361,217

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described on the previous page for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2012 (dollars in thousands):

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$15,390,205	$39,880	$15,430,085
Bonds & notes of governments &
government agencies outside the U.S.	—	785,319	—	785,319
U.S. Treasury bonds & notes	—	113,249	—	113,249
Mortgage-backed obligations	—	38,886	—	38,886
Municipals	—	13,400	—	13,400
Convertible securities	17,992	119,383	—	137,375
Preferred securities	5,686	123,035	—	128,721
Common stocks	251,556	—	12,339	263,895
Warrants	290	7,132	162	7,584
Short-term securities	—	1,292,485	—	1,292,485
Total	$275,524	$17,883,094	$52,381	$18,210,999

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$64	$—	$64
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(2,722)	—	(2,722)
Total	$—	$(2,658)	$—	$(2,658)

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$974,556
Gross unrealized depreciation on investment securities	(936,437)
Net unrealized appreciation on investment securities	38,119
Cost of investment securities for federal income tax purposes	18,172,880

Key to abbreviations and symbol

BRL = Brazilian reais
CLP = Chilean pesos
COP = Colombian pesos
€ = Euros
HUF = Hungarian forints
KRW = South Korean won
MXN = Mexican pesos
PHP = Philippine pesos
PLN = Polish zloty
RUB = Russian rubles
TRY = Turkish lira
UYU = Uruguayan pesos
ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-921-0812O-S32876

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: August 28, 2012

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: August 28, 2012